SHARE BASED COMPENSATION (Summary of Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Share Options
Outstanding, beginning balance	5,581,776	8,038,950	8,134,830
Granted	1,115,807	615,624	1,805,784
Exercised	(2,106,043)	(3,015,872)	(1,786,449)
Forfeited	(263,671)	(56,926)	(115,215)
Expired
Outstanding, ending balance	4,327,869	5,581,776	8,038,950
Vested and expected to vest	3,959,763
Exercisable	2,536,418
Weighted Average Exercise Price
Outstanding, beginning balance	$ 1.77	$ 1.44	$ 0.82
Granted	1.90	3.38	3.05
Exercised	1.46	1.20	0.14
Forfeited	2.98	3.33	2.91
Expired
Outstanding, ending balance	1.88	$ 1.77	$ 1.44
Vested and expected to vest	1.74
Exercisable	$ 1.17
Weighted Average Remaining Contractual Years
Outstanding	5 years 10 months 2 days	5 years 8 months 5 days	6 years 2 months 8 days
Vested and expected to vest	5 years 7 months 2 days
Exercisable	4 years 1 month 2 days
Outstanding, Aggregate Intrinsic Value	$ 56,743	$ 48,412	$ 77,658
Vested and expected to vest, Aggregate Intrinsic Value	52,460
Exercisable, Aggregate Intrinsic Value	$ 35,045